Investments in Securities (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cost, Fair Value, Gross Unrealized Gain (Losses) of Available-for-Sale Securities

	Yen (millions)
	2011
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Noncurrent:
Equity securities	250,400	313,813	67,755	4,342
Corporate and government bonds	2,142	2,201	59	—
Other debt securities	544	546	8	6

	253,086	316,560	67,822	4,348

	Yen (millions)
	2010
	Cost	Fair value	Gross unrealized holding gains	Gross unrealized holding losses
Noncurrent:
Equity securities	275,579	379,358	104,666	887
Corporate and government bonds	3,894	3,961	75	8
Other debt securities	568	585	22	5

	280,041	383,904	104,763	900

Maturities of Investments in Available-for-Sale Securities

	Yen (millions)
	2011		2010
	Cost	Fair value	Cost	Fair value
Due after one year through five years	2,686	2,747	4,462	4,546
Equity securities	250,400	313,813	275,579	379,358

	253,086	316,560	280,041	383,904

Available For Sale Securities In Continuous Unrealized Loss Position [Member]
Gross Unrealized Holding Losses on Investments in Available-for-Sale Securities and Fair Value of Related Investments
	Yen (millions)
	2011
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	48,891	4,342	—	—	48,891	4,342
Other debt securities	35	6	—	—	35	6

	48,926	4,348	—	—	48,926	4,348

	Yen (millions)
	2010
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Equity securities	6,222	887	—	—	6,222	887
Corporate and government bonds	1,194	8	—	—	1,194	8
Other debt securities	40	5	—	—	40	5

	7,456	900	—	—	7,456	900